Commitment and Contingent Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitment and Contingent Liabilities
Commitment and Contingent Liabilities

15. Commitments and Contingent Liabilities

Litigation

The Company is occasionally a party to routine claims or litigation incidental to its business. The Company does not believe that it is a party to any pending legal proceeding that is likely to have a material adverse effect on its business, financial condition or results of operations.

Lease commitments

The Company and its subsidiaries lease their facilities under various operating lease agreements. The Company’s headquarters in New York is under a lease that expires in November 2022. The Company’s Israel based operations occupy offices with lease expiration dates that extend through January 2023. On March 18, 2019, the Company entered into a lease agreement to lease office space in Scottsdale, Arizona that expires in December 2024.

Aggregate minimum rental commitments under non-cancelable leases at September 30, 2020 are as follows ($ in millions):

2020 (remaining three months)	$0.9
2021	3.7
2022	3.1
2023	0.4
2024	0.4
$8.5

Expenses for lease of facilities for the three and nine months ended September 30, 2020 were approximately $0.9 million and $2.8 million, respectively and for the three and nine months ended September 30, 2019 were approximately $0.8 million and $2.0 million, respectively.

Charges and guarantees

The Company provided guarantees with respect to office leases in an aggregate amount of $0.6 million as of September 30, 2020 and $0.6 million as of December 31, 2019.

20. Commitments and Contingencies

Litigation

The Company is occasionally a party to routine claims or litigation incidental to its business. The Company does not believe that it is a party to any pending legal proceeding that is likely to have a material adverse effect on its business, financial condition or results of operations.

Lease commitments

The Company and its subsidiaries lease their facilities under various operating lease agreements. The Company’s headquarters in New York is under a lease that expires in November 2022. The Company’s Israel based operations occupy offices with lease expiration dates that extend through January 2023. On March 18, 2019, the Company entered into a lease agreement to lease office space in Scottsdale, Arizona that expires in November 2024.

Aggregate minimum rental commitments under non-cancelable operating leases at December 31, 2019 are as follows ($ in millions):

2020	$3.5
2021	3.3
2022	2.9
2023	0.3
2024 and thereafter	0.3
$10.3

Expenses for lease of facilities for the years ended December 31, 2018 and 2019 were approximately $1.5 million and $3.0 million, respectively and are included in general and administrative expenses in the consolidated statements of operations and comprehensive loss.

Charges and guarantees

As of December 31, 2018 and 2019, the Company provided guarantees in an aggregate amount of $0.5 million and $0.6 million, respectively, with respect to office leases.